DERIVATIVE LIABILITIES - Summary of change in Top-Up Rights (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at beginning of period		$ 135,600
Revaluation of liabilities measured at fair value			$ 0
Liabilities at end of period	$ 74,212	74,212	135,600
Top Up Rights
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at beginning of period	2,740	0
Revaluation of liabilities measured at fair value	(232)	(232)	0
Liabilities at end of period	$ 2,508	$ 2,508	$ 0